Deferred Revenue and Performance Obligations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Stock Transactions
Remaining non-cancelable performance obligations	$ 430,000		$ 430,000
Revenue recognized	$ 233,400	$ 67,200	$ 323,800	$ 149,900